Delinquent Participant Contributions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	$ 569	$ 8,139	$ 8,139	$ 569